Share Capital (Details2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 04, 2010	Jun. 17, 2010	Dec. 31, 2008
Share capital [Abstract]
Authorized share capital				50,000,000
Par value of common stock				$ 0.0001
Weighted Average Number of Shares Outstanding, Basic and Diluted	20,000	20,000	20,000
Escrowed Shares Released	1,007				504	503